SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2
Under the Investment Company Act of 1940

of

Investment Grade Municipal Income Fund Inc.
(Name of Registrant)

51 West 52nd Street, New York, NY 10019-6114
(Address of Principal Executive Offices)

Investment Company Act file number: 811-07096

          The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date for the redemption.

(1)	Title of the class of securities to be redeemed:

Auction Preferred Shares, Series A, in $50,000 denominations (the “Series A Shares”)
Auction Preferred Shares, Series B, in $50,000 denominations (the “Series B Shares”)
Auction Preferred Shares, Series C, in $50,000 denominations (the “Series C Shares”)

(the Series A Shares, Series B Shares and Series C Shares are collectively referred to as the “APS”)

(2)	Date on which the securities may be called or redeemed:

Series A Shares: December 19, 2008
Series B Shares: December 22, 2008
Series C Shares: December 23, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The APS will be redeemed in accordance with Section 3 of the Articles Supplementary of Investment Grade Municipal Income Fund Inc.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

73 Series A Shares
73 Series B Shares
54 Series C Shares

Redemptions will be allocated pro rata within each of Series A, Series B and Series C of the APS. The Depository Trust Company (DTC), holder of record of the APS, will determine by a random lottery process how a partial redemption will be allocated among each participant broker-dealer. Each participant broker-dealer will then determine how to allocate redemptions among the relevant APS holders in its account.

Please note that this notice serves only to disclose a proposed redemption of the APS listed above.

Signature:

          Pursuant to the requirements of Rule 23c-2, Investment Grade Municipal Income Fund Inc. has duly caused this Notice of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 12th day of December, 2008.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Keith A. Weller

Name: Keith A. Weller
Title: Vice President and Assistant Secretary